Taxation (Details)	12 Months Ended
Mar. 31, 2019
Income Tax [Abstract]
Statutory UK income tax rate	(17.00%)
Stock-based compensation	11.40%
R&D credits	(0.20%)
Change in Valuation Allowance	5.80%
Income Taxes Provision (Benefit)	0.00%